OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2015	2014

Contingent consideration	$1,949	$-
Accrued expenses	1,758	3,241
Advances from customers	1,103	1,853
Accrued taxes	473	384
Foreign currency derivative contracts	163	1,575
Others	264	234

	$5,710	$7,287